Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Gambling.com Group Limited
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001839799
Document Period End Date	Jun. 30, 2025